JPMORGAN TRUST II

245 Park Avenue

New York, New York 10167

July 1, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn:  James O’Connor

Re:

JPMorgan Trust II (“Trust”) on behalf of the

Funds listed in Appendix A (the “Funds”)

File Nos. 811-4236 & 2-95973

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the Funds listed in Appendix A do not differ from those contained in Post-Effective Amendment No. 108 (Amendment No. 109 under the 1940 Act) filed electronically on June 29, 2009, to the Trust’s Registration Statements on Form N-1A.

If you have any questions or comments, please call the undersigned at (614) 248-5749.

Sincerely,

/s/ Jessica K. Ditullio

Jessica K. Ditullio

Assistant Secretary

APPENDIX A

J.P. Morgan Municipal Bond Funds

JPMorgan Arizona Municipal Bond Fund

JPMorgan Michigan Municipal Bond Fund

JPMorgan Municipal Income Fund

JPMorgan Ohio Municipal Bond Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

J.P. Morgan Money Market Funds

JPMorgan Liquid Assets Money Market Fund

JPMorgan Municipal Money Market Fund

JPMorgan Michigan Municipal Money Market Fund

JPMorgan Ohio Municipal Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Treasury & Agency Fund

JPMorgan Ultra Short Duration Bond Fund